Segmented information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of operating segments [line items]
Net interest income	$ 4,345	$ 4,308	$ 3,788	$ 8,653	$ 7,589
Non-interest income	3,661	4,090	3,234	7,751	6,714
Total revenue	8,006	8,398	7,022	16,404	14,303
Provision for (reversal of) credit losses	605	568	605	1,173	1,178
Amortization and impairment	302	301	281	603	567
Other non-interest expenses	3,897	4,028	3,538	7,925	7,130
Income (loss) before income taxes	3,202	3,501	2,598	6,703	5,428
Income taxes	737	401	591	1,138	1,250
Net income (loss)	2,465	3,100	2,007	5,565	4,178
Non-controlling interests	8	7	9	15	17
Equity shareholders	2,457	3,093	1,998	5,550	4,161
Average assets	1,161,512	1,154,882	1,096,006	1,158,142	1,097,429
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	2,581	2,652	2,272	5,233	4,598
Non-interest income	593	643	587	1,236	1,184
Total revenue	3,174	3,295	2,859	6,469	5,782
Provision for (reversal of) credit losses	474	446	389	920	817
Amortization and impairment	56	57	57	113	115
Other non-interest expenses	1,515	1,501	1,421	3,016	2,823
Income (loss) before income taxes	1,129	1,291	992	2,420	2,027
Income taxes	283	331	258	614	528
Net income (loss)	846	960	734	1,806	1,499
Equity shareholders	846	960	734	1,806	1,499
Average assets	343,988	343,836	337,350	343,911	337,774
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	829	830	707	1,659	1,425
Non-interest income	1,089	1,093	933	2,182	1,918
Total revenue	1,918	1,923	1,640	3,841	3,343
Provision for (reversal of) credit losses	121	84	54	205	93
Amortization and impairment	1			1	1
Other non-interest expenses	959	941	833	1,900	1,685
Income (loss) before income taxes	837	898	753	1,735	1,564
Income taxes	223	251	204	474	424
Net income (loss)	614	647	549	1,261	1,140
Equity shareholders	614	647	549	1,261	1,140
Average assets	110,993	108,393	102,709	109,671	101,573
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	577	600	536	1,177	1,098
Non-interest income	244	274	233	518	518
Total revenue	821	874	769	1,695	1,616
Provision for (reversal of) credit losses	21	21	123	42	191
Amortization and impairment	25	27	25	52	48
Other non-interest expenses	444	456	416	900	863
Income (loss) before income taxes	331	370	205	701	514
Income taxes	71	76	32	147	85
Net income (loss)	260	294	173	554	429
Equity shareholders	260	294	173	554	429
Average assets	66,313	65,220	65,820	65,757	65,805
Capital markets [Member]
Disclosure of operating segments [line items]
Net interest income	246	111	171	357	241
Non-interest income	1,622	1,906	1,374	3,528	2,878
Total revenue	1,868	2,017	1,545	3,885	3,119
Provision for (reversal of) credit losses	(15)	7	34	(8)	55
Amortization and impairment	1			1	1
Other non-interest expenses	806	836	719	1,642	1,423
Income (loss) before income taxes	1,076	1,174	792	2,250	1,640
Income taxes	284	297	226	581	455
Net income (loss)	792	877	566	1,669	1,185
Equity shareholders	792	877	566	1,669	1,185
Average assets	422,923	423,381	370,517	423,156	373,026
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	112	115	102	227	227
Non-interest income	113	174	107	287	216
Total revenue	225	289	209	514	443
Provision for (reversal of) credit losses	4	10	5	14	22
Amortization and impairment	219	217	199	436	402
Other non-interest expenses	173	294	149	467	336
Income (loss) before income taxes	(171)	(232)	(144)	(403)	(317)
Income taxes	(124)	(554)	(129)	(678)	(242)
Net income (loss)	(47)	322	(15)	275	(75)
Non-controlling interests	8	7	9	15	17
Equity shareholders	(55)	315	(24)	260	(92)
Average assets	$ 217,295	$ 214,052	$ 219,610	$ 215,647	$ 219,251